Condensed Consolidated Interim Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares		Preferred shares	Additional paid-in capital	Accumulated comprehensive loss	Accumulated equity (deficit)	Total
Balance at Dec. 31, 2024		[1]	$ 5,627	$ 123,629	$ (1,740)	$ (117,539)	$ 9,977
Balance (in Shares) at Dec. 31, 2024	3,411,983,584		1,000
Vested RSU’s
Vested RSU’s (in Shares)	32,816,000
Share-based compensation				270			270
Cumulative translation adjustment
Exercise of prefunded warrants
Exercise of prefunded warrants (in Shares)	322,944,000
Issuance of ordinary shares				1,745			1,745
Issuance of ordinary shares (in Shares)	2,288,880,000
Net profit (loss)						(4,134)	(4,134)
Balance at Jun. 30, 2025			$ 5,627	125,644	(1,740)	(121,673)	7,858
Balance (in Shares) at Jun. 30, 2025	6,056,623,584		1,000
Balance at Dec. 31, 2024		[1]	$ 5,627	123,629	(1,740)	(117,539)	9,977
Balance (in Shares) at Dec. 31, 2024	3,411,983,584		1,000
Balance at Dec. 31, 2025			$ 5,627	130,062	(1,740)	(125,846)	8,103
Balance (in Shares) at Dec. 31, 2025	13,872,899,584		1,000
Vested RSU’s
Vested RSU’s (in Shares)	279,100,000
Share-based compensation				128			128
Issuance of pre-funded warrants, net of issuance costs				2,321			2,321
Issuance of pre-funded warrants, net of issuance costs (in Shares)	8,598,960,000
Cumulative translation adjustment					(399)		(399)
Issuance of ordinary shares				5			5
Issuance of ordinary shares (in Shares)	49,928,000
Net profit (loss)						1,574	1,574
Balance at Jun. 30, 2026			$ 5,627	$ 132,516	$ (2,139)	$ (124,272)	$ 11,732
Balance (in Shares) at Jun. 30, 2026	22,800,887,584		1,000

[1]	Ordinary shares have no par value